Net exchange rate gains/(losses) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Schedule of Net Exchange Rate Gains (Losses)

Net exchange rate gains/(losses) are analysed as follows:

	2020	2019	2018
Net realised gains/(losses) on derivative instruments	317	(737)	(906)
Net realised gains/(losses) on trade receivables and payables	(2,793)	1,600	3,353
Total net realised gains/(losses) (a)	(2,476)	863	2,447
Net unrealised gains/(losses) on derivative instruments	486	(638)	(57)
Net unrealised gains/(losses) on trade receivables and payables	(1,507)	(531)	(5,437)
Net unrealised gains/(losses) on non-monetary assets	(404)	(2,034)	(867)
Total net unrealised gains/(losses) (b)	(1,425)	(3,203)	(6,361)
Total realised and unrealised exchange rate gains/(losses) (a+b)	(3,901)	(2,340)	(3,914)